Expenses by nature - Research and development costs (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Research and development costs
Employee benefit expenses	¥ 203,127	¥ 349,458	¥ 467,720
Technology service fees	314,413	585,741	907,552
Amortization of intangible assets	232	4,438	6,282
Depreciation of property and equipment	3,222	7,023	11,098
Impairment loss of intangible assets		2,004	3,837
Others	7,200	14,726	21,273
Amounts incurred	528,194	963,390	1,417,762
Less: capitalized
Employee benefit expenses	(10,740)	(1,875)	(18,227)
Technology service fees	(6,556)	(6,314)	(120)
Capitalized research and development costs	(17,296)	(8,189)	(18,347)
Research and development costs	¥ 510,898	¥ 955,201	¥ 1,399,415